Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate Information
Corporate Information

1. Corporate Information

CureVac N.V. (CureVac or CV or the Company) is the parent company of CureVac Group (Group) and, along with its subsidiaries, is a global biopharmaceutical company developing a new class of transformative medicines based on the messenger ribonucleic acid (mRNA) that has the potential to improve the lives of people.

Our end-to-end mRNA capabilities cover discovery, preclinical and clinical development of new mRNA vaccines and therapeutics as well as in-house manufacturing capacities and expertise, which we consider an important part of our strategy to continuously improve our technology platform and maintain flexibility in our developments. The close interaction of our technical development and research teams enables us to rapidly implement innovations and robustness to development and manufacturing processes.

Following a comprehensive operational assessment in 2023 and following the 2024 GSK Agreement (refer to Note 3.1. for further information), we have implemented in 2024 an organizational restructuring to focus our resources on mRNA opportunities in oncology, infectious diseases and other select areas of substantial unmet medical need. The ongoing redesign, including an approximately 30% headcount reduction, is streamlining our structures across most areas of the Company.

We were incorporated pursuant to the laws of the Netherlands as CureVac B.V. on April 7, 2020, to become a holding company for CureVac AG prior to our initial public offering. Pursuant to the terms of a corporate reorganization (the “Corporate Reorganization”), all of the outstanding shares in CureVac AG were contributed and transferred to CureVac B.V. in a capital increase in exchange for common shares of CureVac B.V. and, as a result, CureVac AG became a wholly-owned subsidiary of CureVac B.V. and then current shareholders of CureVac AG became the shareholders of CureVac B.V. Immediately following such exchange, and prior to the listing of our common shares on Nasdaq, we converted into a public company (naamloze vennootschap) under Dutch law pursuant to a Dutch notarial deed of amendment and conversion, following which our legal name became CureVac N.V. As part of our Corporate Reorganization, outstanding shares of all series in CureVac AG were exchanged for common shares in CureVac N.V.

We are registered in the commercial register at the Netherlands Chamber of Commerce under company number 77798031 (RSIN 861149336). Our principal executive offices are located at Friedrich-Miescher-Strasse 15, 72076 Tübingen, Germany.

During fiscal 2024, dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini held shares and voting rights in CureVac of appr. 37% (prior year: 37 – 43%) during that period. dievini is thus considered to be the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.